Preferred Stock - Equity (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		8 Months Ended	12 Months Ended
	Apr. 18, 2022	Jan. 31, 2022	Jan. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during period, value				$ 3,394			$ 5,012	$ 269
Proceeds from issuance of Preferred Stock, net of issuance costs				$ 14,162	$ 10,427		70,528	28,548
Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Preferred Stock, net of issuance costs							$ 78,900	$ 31,700
Series 2016 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Dividend Rate				6.50%			6.50%
Extension Dividend Rate				7.00%			7.00%
Preferred stock outstanding (in shares)				13,983,810		13,999,560	13,999,560	0
Series 2016 Preferred Stock | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Dividend Rate		7.00%
Series 2016 Preferred Stock | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during period, value				$ 152,000		$ 1,300
Series 2016 Preferred Stock | Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during period, value	$ 139,800
Series 2017 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Dividend Rate				7.50%			7.50%
Extension Dividend Rate				8.00%			8.00%
Preferred stock outstanding (in shares)				0		258,550	258,550	0
Series 2017 Preferred Stock | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Preferred Stock, net of issuance costs				$ 2,600
Series 2017 Preferred Stock | Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Preferred Stock, net of issuance costs			$ 2,600
Series 2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Dividend Rate				5.50%			5.50%
Extension Dividend Rate				6.00%			6.00%
Preferred stock outstanding (in shares)				12,733,485		11,186,301	11,186,301	3,308,326
Series 2019 Preferred Stock | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during period, value							$ 100
Proceeds from issuance of Preferred Stock, net of issuance costs				$ 15,400	$ 10,800